Income Taxes (Details) - Schedule of Effective Income Tax Rate Reconciliation - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of Effective Income Tax Rate Reconciliation [Abstract]
Expected tax at statutory rates	$ (2,351,000)	$ (617,000)
Expected tax at statutory rates	21.00%	21.00%
Permanent Differences	$ 692,000	$ (42,000)
Permanent Differences	6.00%	1.00%
State Income Tax, Net of Federal benefit	$ (612,000)	$ 0
State Income Tax, Net of Federal benefit	5.00%	0.00%
Current Year Change in Valuation Allowance	$ 2,291,000	$ 659,000
Current Year Change in Valuation Allowance	20.00%	22.00%
Prior Year True-Ups	$ (20,000)	$ 0
Prior Year True-Ups	0.00%	0.00%
Income tax expense	$ 0	$ 0
Income tax expense	0.00%	0.00%